S000033313 [Member] Investment Objectives and Goals - Northern Trust Morningstar Developed Markets ex-US Factor Tilt ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Northern Trust Morningstar Developed Markets ex-US Factor Tilt ETF (formerly, FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar® Developed Markets ex-US Factor Tilt IndexSM (the “Underlying Index”).